Loans and borrowings - Summary of Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	¥ 100,000	¥ 500,000	$ 15,817
Current borrowings	¥ 2,103,000	¥ 1,730,000	$ 332,637
Non-current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.45%	3.30%	3.45%
Maturity	2023	2022
Non-current borrowings	¥ 100,000	¥ 500,000	$ 15,817
Current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022	2021
Current borrowings	¥ 2,103,000	¥ 1,730,000	$ 332,637
Current borrowings [member] | Renminbi [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	1.10%	1.80%	1.10%
Current borrowings [member] | Renminbi [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.85%	4.05%	3.85%